Inventories - Schedule of Change in Write-downs of Inventories by Segment (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Inventory [Line Items]
Change in the write-down of inventories	$ (3,368)	[1]	$ 31,865	[1]	$ 20,199	[1]
Steel Segment [Member]
Inventory [Line Items]
Change in the write-down of inventories	(10,157)		13,536		3,873
Mining Segment [Member]
Inventory [Line Items]
Change in the write-down of inventories	6,017		18,399		16,604
Ferroalloy Segment [Member]
Inventory [Line Items]
Change in the write-down of inventories	(181)		1		(71)
Energy Segment [Member]
Inventory [Line Items]
Change in the write-down of inventories	$ 953		$ (71)		$ (207)

[1]	See Note 6